Schedule of lease liabilities by classification (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Leases
Current lease liabilities	$ 606	₨ 51,810	₨ 51,324
Non-current lease liabilities	$ 2,181	186,339	164,418
Total		₨ 238,149	₨ 215,742